Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

March 26, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Adviser Funds (the “Registrant”) File Nos. 811-07972; 033-67490

Dear Sir or Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated February 28, 2014, for the Delaware Diversified Income Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 5, 2014 (Accession No. 0001206774-14-000754) pursuant to Rule 497( c) under the Securities Act of 1933.

     No XBRL exhibits are being filed by the Registrant for the other series of the Registrant because the Item 2, 3 and 4 risk/return summary disclosure for the other series of the Registrant did not differ from that which was included in the XBRL exhibits in Post-Effective Amendment No. 50 filed on March 21, 2014.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Jerel A. Hopkins Bruce G. Leto